Acquisitions - Net cash flow (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Nov. 17, 2023 ZAR (R)	Nov. 17, 2023 USD ($)	Nov. 01, 2023 ZAR (R)	Feb. 22, 2023 ZAR (R)	Feb. 22, 2023 AUD ($)
Disclosure of detailed information about business combination [line items]
Total acquisition of subsidiaries, net of cash acquired	R 471,000,000	R (1,132,000,000)	R 0
Copper Mines Of Tasmania Proprietary Limited
Disclosure of detailed information about business combination [line items]
Net cash transferred	(184,000,000)			R (184,000,000)
Consideration	(186,000,000)			(186,000,000)	$ (10)
Cash and cash equivalents, asset acquisition	2,000,000			R 2,000,000
Century
Disclosure of detailed information about business combination [line items]
Net cash acquired	224,000,000						R 224,000,000
Cash	(194,000,000)						(194,000,000)	$ (15.7)
Cash and cash equivalents	418,000,000						R 418,000,000
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Net cash acquired	431,000,000					R 431,000,000
Cash	R 0					(1)
Cash and cash equivalents						R 920,000,000